Mineral Rights	3 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Mineral Rights

NOTE 3 – MINERAL RIGHTS

The Company owns interests in the following entities which was recorded at our direct cost measured at fair market value to acquire our interest in these properties.

	Investment	Ownership %

Aqua Mining (PNG)	34	90%
Angel Jade Pty Ltd	104,000	70%